Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Bank fees	$ 15	$ 11	$ 22
Interest income	(503)	(375)	(297)
Loss from sale of marketable debt securities	12	13	526
Change in fair value of convertible note		(265)
Foreign currency (gains) losses	(40)	36	(36)
Financial income net	$ (516)	$ (580)	$ 215